Related-party transactions	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related-party transactions	Related-party transactions
Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. Details of transactions between the Group and other related parties are disclosed below.
Relationship with the Mega-E Group
After the sale of Mega-E Charging B.V. (“Mega-E”) to Meridiam EM SAS, Mega-E established subsidiaries and formed the Mega-E Group. As a result of the sale, Mega-E and its subsidiaries (the “Mega-E Group”) became related parties under common control until the Group resumed the control over Mega-E Group on March 16, 2022 upon the SPAC Transaction (please also refer to Note 4, Note 36.1 and Note 36.2 for more information).
Prior to the acquisition of Mega-E by the Group on March 16, 2022, the relationship between the Group and the Mega-E Group was that of a customer and service provider. Subsequent to the sale to Meridiam EM SAS, the Group entered into several development and O&M contracts with the Mega-E Group to construct and operate charging stations across Europe. The development agreements related to the engineering, design, procurement, delivery, construction, installation, testing and commissioning of electric vehicle charging infrastructure at designated areas. The Group received a fixed contract price for these services.
The O&M agreements related to the operation and maintenance of the delivered electric vehicle charging infrastructure by the Group to the Mega-E Group. The services consisted of the technical operation of the charging stations, revenue management, maintenance, providing pricing recommendations and providing access to the Group’s EV Cloud platform. The Group received a service fee that contains both fixed and variable fees per charging session.
During the year ended December 31, 2021, one of the directors of the Group was also an executive director of Mega-E. As at December 31, 2021, the director resigned from the Group. Additionally, one of the non-executive directors of the Group was also a non-executive director of Mega-E.
Relationship with EV Cars
EV Cars is a related party under common control of Meridiam EM SAS. On June 28, 2021, the Group entered into a contract with EV Cars for the design, construction, installation and operation and maintenance of charging stations.
Voltalis
Upon completion of the MOMA acquisition, Voltalis became a related party of the Group in accordance with the criteria outlined in IAS 24 Related Party Disclosures through its relationship with Meridiam SAS. Madeleine — the majority shareholder of the Company — is indirectly owned by Meridiam. Voltalis is considered to be a controlled investment of Meridiam. Consequently, the Group and Voltalis are related parties and the related-party transactions have been disclosed in the table in this note.
36.1. Transactions with related parties

(in €‘000)	Relationship	2023	2022	2021
Madeleine Charging B.V.	Immediate parent entity
Interest expenses on shareholder loans		—	1,743	8,162
Reimbursement of advisory fees		—	953	1,868
Share-based payment expenses		—	74,001	291,837
Mega-E Group (Mega-E Charging B.V. and its subsidiaries)	Other related party
Revenue from contracts with related party		—	1,066	23,974
EV Cars	Other related party
Revenue from contracts with related party		15,585	51,424	24,566
Voltalis	Other related party
Revenue from contracts with related party		5,455	2,268	—
Fair value losses on pref. shares derivatives and net loss on sale of pref. shares derivatives		—	69	—
Executive Board Member	Key management
Other payments		—	4,740	—
The transactions with Mega-E until March 16, 2022, are considered related-party transactions. The Group obtained control of Mega-E as of that date. All subsequent transactions are therefore considered to be intra-group transactions and have been eliminated in these consolidated financial statements.
Share-based payment expenses
On December 16, 2020, the Company’s then immediate parent entity — Madeleine — entered into an agreement, under which share-based payment awards are provided to an external consulting firm. Madeleine has the obligation to settle the agreement, but the Group accounts for the agreement as a share-based payment arrangement as the Group receives services from the consulting firm under the agreement. The Group does not have an obligation to settle the share-based payment awards with the consulting firm in cash or equity instruments and therefore the total arrangement is classified as an equity-settled share-based payment arrangement. On July 28, 2021, Spartan and the Company signed a BCA. Madeleine and the external consulting firm were also parties to the BCA. On February 28, 2022, the BCA was amended whereby the parties modified the thresholds of the First Special Fees Agreement that determine whether the fees payable in cash (“Part A”) to the external consulting firm will be paid in cash, shares or a combination of cash and shares, contingent upon the number of redemptions that will result from the SPAC Transaction. The amendment did not change the accounting treatment of the First Special Fees Agreement, as the total First Special Fees Agreement is classified as an equity-settled share-based payment arrangement, and the amendment did not give rise to an incremental fair value of the share-based payment arrangement. Refer to Note 11.1 for details on the First Special Fees Agreement.
On February 25, 2022, the Company’s then immediate parent entity — Madeleine — entered into a Second Special Fees Agreement, under which share-based payment awards are provided to an external consulting firm. On April 20, 2022, the Second Special Fees Agreement was novated from Madeleine to Allego. Before the novation, Madeleine had the obligation to settle the agreement, and the Group accounted for the Second Special Fees Agreement as a share-based payment arrangement as the Group receives services from the consulting firm under the agreement. The Group did not have an obligation to settle the share-based payment awards with the consulting firm and therefore the total arrangement was classified as an equity-settled share-based payment arrangement. Following the novation, the Group has the obligation to settle the share-based payment awards with the consulting firm in cash and therefore the total arrangement was classified as a cash-settled share-based payment arrangement. Refer to Note 11.2 for details on the Second Special Fees Agreement.
Other payments to key management
This amount represents a one-time payment made by the Company to a member of management for their outstanding shares in an acquired subsidiary during 2022.
36.2. Balances with related parties
At December 31, 2023 and 2022, the Group held the following balances with related parties:

(in €‘000)	Relationship	December 31, 2023	December 31, 2022
EV Cars	Other related party
Contract assets with related party		—	1,512
Contract liabilities with related party		(6,241)	(5,721)
Trade receivables from related party		7,178	11,367
Trade payable to related party		(220)	(51)
Voltalis	Other related party
Current receivables from related party		—	187
36.3. Remuneration of key management personnel
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group. The Group considers all executive and non-executive members of the Board of Directors and the Executive Board to be key management personnel as defined in IAS 24 Related party disclosures. The Executive Board consists of the chief executive officer (CEO), the chief financial officer (CFO) and the chief technology officer (CTO).
The following remuneration of key management personnel was recognized as an expense in the consolidated statement of profit or loss for the years ended December 31, 2023, 2022 and 2021:

(in €‘000)	2023	2022	2021
Short-term employee benefits	3,210	5,262	1,086
Share-based payments	14,422	41,230	89,636
Total	17,632	46,492	90,722
Share-based payments - Special Fee Agreements
On December 16, 2020, the Company’s then immediate parent entity — Madeleine — entered into a First Special Fees Agreement, under which share-based payment awards are provided to an external consulting firm (refer to Note 11.1 for details). On February 25, 2022, the Company’s then immediate parent entity — Madeleine — entered into a Second Special Fees Agreement with the same external consulting firm as for the First Special Fees Agreement (refer to Note 11.2 for details). Prior to joining the Company as members of the Executive Board, two directors were contractors of the external consulting firm, in which capacity they provided management services related to the Company to Madeleine, the Company’s immediate shareholder.
The directors are entitled to compensation from the external consulting firm in the form of a fixed percentage of the total benefits (including the proceeds from a future sale of shares in the Company) that the external consulting firm will generate under the agreement. Therefore, the Group has considered that a portion of the share-based payment expenses related to the Special Fees Agreements represents key management compensation and accordingly recognized that portion as employee benefits expenses within general and administrative expenses. For the year ended December 31, 2023, that portion of the share-based payment expenses related to Special Fees Agreements amounted to €3,480 thousand (2022: €26,869 thousand, 2021: €89,636 thousand).
For the year ended December 31, 2023, the remaining amount of the total share-based payment expenses related to the Special Fees Agreement of €6,607 thousand (2022: €58,145 thousand, 2021: €202,201 thousand) is compensation for external consulting services. Therefore, the Group has recognized this amount as legal, accounting and consulting fees, within general and administrative expenses (refer to Note 9 and Note 11 for details).
Share-based payments - Management Incentive Plan
In March 2022, the Company established the management incentive plan and during the year ended December 31, 2023, issued the grant options and the performance options to the key management. These options are classified as equity-settled share-based payment transactions as the settlements with the participants shall be done using the Company’s shares. The vested options were recognized at fair value at the issuance date as an employee benefits expense in the general and administrative expenses, with a corresponding increase in equity. Refer to Note 11.3 for details on the Management Incentive Plan.
Share-based payments - Long Term Incentive Plan
The Allego Board and the Compensation Committee approved the general framework for the Long Term Incentive Plan ("LTIP") on the Closing Date. The purpose of the LTIP is to provide eligible directors and employees the opportunity to receive stock-based incentive awards for employee motivation and retention and to align the economic interests of such persons with those of Allego’s shareholders. The delivery of certain shares or other instruments under the LTIP to directors and key management are agreed and approved in certain Allego Board meetings. On December 20, 2022, the Allego Board approved a detailed plan for the LTIP for future years. These options are classified as equity-settled share-based payment transactions as the settlements with the participants shall be done using the Company’s shares. The vested options were recognized at fair value at the issuance date as an employee benefits expense in the general and administrative expenses, with a corresponding increase in equity. Refer to Note 11.4 for details on the Long Term Incentive Plan.